TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2025
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES
13	TRADE AND OTHER RECEIVABLES

Trade and other receivables comprise:

	As at	As at
	December 31,	December 31,
	2025	2024
Trade receivables	20,398	19,558
Sales tax	724	514
Trade and other receivables	21,122	20,072

13	TRADE AND OTHER RECEIVABLES (CONTINUED)

The following is an aging of the Company’s trade receivables:

	As at	As at
	December 31,	December 31,
	2025	2024
Less than one month	17,858	18,984
Between two and three months	2,697	660
Greater than three months	1,370	2,411
	21,925	22,055
Provision for expected credit losses	(1,527)	(2,497)
Trade receivables	20,398	19,558

The following is a continuity of the Company’s provision for expected credit losses related to trade and other receivables:

Balance as at December 31, 2023	2,059
Net increase in provision for doubtful debts	438
Balance as at December 31, 2024	2,497
Bad debt written-off	(1,431)
Net decrease in provision for doubtful debts	461
Balance as at December 31, 2025	1,527